Additional disclosure items G.2.1. Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Capital Commitments [Line Items]
Capital commitments	$ 350	$ 406
1 year
Capital Commitments [Line Items]
Capital commitments	254	259
Joint ventures
Capital Commitments [Line Items]
Capital commitments	18	$ 29
Joint ventures | 1 year
Capital Commitments [Line Items]
Capital commitments	$ 18